SCHEDULE OF INVESTMENTS (000)*

December 31, 2021 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value

COMMON STOCK

Canada — 1.5%

Air Canada, Class A1	58,803	$975

France — 6.1%

AXA SA	27,182	804

Sanofi	16,871	1,683

TotalEnergies SE	29,057	1,471

		3,958

Germany — 5.1%

BASF SE	17,560	1,226

RWE AG	16,342	658

SAP SE	10,338	1,447

		3,331

Italy — 4.2%

Enel SpA	122,130	971

UniCredit SpA	115,127	1,760

		2,731

Japan — 5.8%

FANUC Corp.	9,800	2,082

Murata Manufacturing Co. Ltd.	8,900	710

Takeda Pharmaceutical Co. Ltd.	35,800	977

		3,769

Peru — 0.5%

Credicorp Ltd.	2,866	350

South Korea — 5.1%

Samsung Electronics Co. Ltd.	35,227	2,314

SK Hynix Inc.	9,406	1,033

		3,347

Spain — 2.9%

Aena SME S.A1	4,842	758

CaixaBank SA	417,682	1,135

		1,893

Switzerland — 7.3%

Cie Financiere Richemont SA, Class A	6,281	935

Credit Suisse Group AG	69,008	667

Novartis AG	22,124	1,938

Roche Holding AG	2,947	1,218

		4,758

United Kingdom — 10.4%

Prudential PLC	54,840	943

Rolls-Royce Holdings PLC[1]	1,421,324	2,357

Royal Dutch Shell PLC, Class A	81,402	1,770

SSP Group PLC[1]	264,042	856

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2021 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value

United Kingdom — (continued)

WH Smith PLC[1]	42,892	$857

		6,783

United States — 49.9%

Alphabet Inc., Class C1	819	2,370

Ashland Global Holdings Inc.	9,067	976

Berry Global Group Inc.[1]	20,737	1,530

Booking Holdings Inc.[1]	829	1,989

Broadcom Inc.	2,544	1,693

Carrier Global Corp.	16,769	910

Citigroup Inc.	13,233	799

Concentrix Corp.	7,284	1,301

Essent Group Ltd.	35,566	1,619

Exelon Corp.	12,187	704

Fiserv Inc.[1]	17,779	1,845

General Electric Co.	23,337	2,205

Genpact Ltd.	35,490	1,884

Las Vegas Sands Corp.[1]	41,293	1,554

Leidos Holdings Inc.	8,719	775

Meta Platforms Inc., Class A1	5,274	1,774

Mondelez International Inc., Class A	16,006	1,061

Oracle Corp.	3,602	314

Sabre Corp.[1]	158,217	1,359

Sempra Energy	4,976	658

TD SYNNEX Corp.	6,526	746

Walt Disney Co.[1]	9,313	1,443

Waste Management Inc.	6,713	1,120

Westrock Co.	31,728	1,408

Zimmer Biomet Holdings Inc.	3,662	465

		32,502

Total Common Stock

(Cost $60,260) — 98.8%		64,397

SHORT-TERM INVESTMENT

Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 0.026% **	962,278	962

Total Short-Term Investment

(Cost $962) — 1.5%		962

Total Investments — 100.3%

(Cost $61,222)		65,359

Liabilities in Excess of Other Assets — (0.3)%		(199)

Net Assets — 100.0%		$65,160

SCHEDULE OF INVESTMENTS (000) (concluded)

December 31, 2021 (Unaudited)

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2021.
1	Non-income producing security.

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2021:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Canada	$975	$—	$—	$975
France	—	3,958	—	3,958
Germany	—	3,331	—	3,331
Italy	—	2,731	—	2,731
Japan	—	3,769	—	3,769
Peru	350	—	—	350
South Korea	—	3,347	—	3,347
Spain	—	1,893	—	1,893
Switzerland	—	4,758	—	4,758
United Kingdom	5,013	1,770	—	6,783
United States	32,502	—	—	32,502

Total Common Stock	38,840	25,557	—	64,397

Short-Term Investment	962	—	—	962

Total Investments in Securities	$39,802	$25,557	$—	$65,359

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-003-2800